Other Payables and Accrued Expenses	12 Months Ended
Apr. 30, 2025
Other Payables and Accrued Expenses [Abstract]
Other payables and accrued expenses

Note 8 – Other payables and accrued expenses

The components of other payables and accrued expenses are as follows:

	April 30, 2024	April 30, 2025
	JPY	JPY	USD
Salary and benefit payables	22,500,277	19,420,822	136,162
Consumption tax payable	-	12,430,909	87,155
Professional service fee	16,364,688	8,296,135	58,165
Communication costs	3,432,583	5,068,589	35,537
Advertisement	-	2,233,000	15,656
Withholding tax	1,066,197	1,557,198	10,918
Outsourced research and development costs	-	1,214,400	8,514
Corporate business tax	950,000	950,000	6,661
Sales proceeds temporarily received for others	925,212	-	-
Resident tax for employees	356,600	511,900	3,589
Others	1,555,503	783,450	5,493
	47,151,060	52,466,403	367,850

Others mainly consist of other payables related to operating activities such as handling fees, travel expenses, etc.